Filed pursuant to Rule 497(j)

Registration Nos. 333-14725 and 811-07873

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

July 31, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:       Nuveen Municipal Trust (the “Registrant”)

          File No. 333-14725

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen All-American Municipal Bond Fund, Nuveen High Yield Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund, Nuveen Limited Term Municipal Bond Fund, Nuveen Short Duration High Yield Municipal Bond Fund and Nuveen Strategic Municipal Opportunities Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 69, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on July 29, 2026.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren